Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
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Charges for Share-based Incentive Plans	Charges for share-based incentive plans were as follows:

Continuing operations	2020 £m	2019 £m	2018 £m
Share-based payments	74.4	66.0	78.3

Movement on Ordinary Shares Granted for Significant Restricted Stock Plans

Movement on ordinary shares granted for significant restricted stock plans:

	Non-vested 1 January 2020 number m	Granted number m	Forfeited number m	Vested number m	Non-vested 31 December 2020 number m
Executive Performance Share Plan (EPSP)	8.8	6.5	(2.0)	(0.3)	13.0
Performance Share Awards (PSA)	2.6	3.3	(0.3)	(1.3)	4.3
Leaders, Partners and High Potential Group	9.3	4.9	(0.7)	(2.5)	11.0

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	1,198 p	742 p	1,336 p	1,481p	943p
Performance Share Awards (PSA)	1,081 p	546 p	787 p	1,136p	675p
Leaders, Partners and High Potential Group	974 p	719 p	879p	1,131p	831p